PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.   PROPERTY, PLANT AND EQUIPMENT

	Weighted Average
December 31,	Depreciation Rate	2016	2015
(millions of Canadian dollars)
Liquids Pipelines
Pipeline	2.7%	30,809	31,092
Pumping equipment, buildings, tanks and other	3.0%	15,215	14,319
Land and right-of-way	2.4%	1,218	1,221
Under construction	-	5,419	6,002

		52,661	52,634
Accumulated depreciation		(8,996)	(8,233)

		43,665	44,401

Gas Distribution
Gas mains, services and other	3.1%	10,022	8,819
Land and right-of-way	1.0%	133	85
Under construction	-	144	902

		10,299	9,806
Accumulated depreciation		(2,524)	(2,379)

		7,775	7,427

Gas Pipelines and Processing
Pipeline	3.0%	3,665	3,557
Compressors, meters and other operating equipment	2.4%	4,014	3,864
Processing and treating plants	2.4%	846	869
Pumping equipment, buildings, tanks and other	8.4%	306	275
Land and right-of-way	2.3%	673	680
Under construction	-	791	956

		10,295	10,201
Accumulated depreciation		(2,167)	(2,003)

		8,128	8,198

Green Power and Transmission
Wind turbines, solar panels and other	4.1%	4,259	4,311
Power transmission	2.2%	378	387
Land and right-of-way	1.9%	43	45
Under construction	-	612	51

		5,292	4,794
Accumulated depreciation		(778)	(600)

		4,514	4,194

Energy Services
Pumping equipment and other	4.0%	33	34

		33	34
Accumulated depreciation		(13)	(13)

		20	21

Eliminations and Other
Vehicles, office furniture, equipment and other	9.3%	315	331

		315	331
Accumulated depreciation		(133)	(138)

		182	193

		64,284	64,434

Depreciation expense for the year ended December 31, 2016 was $2,049 million (2015 - $1,852 million 2014 - $1,461 million).

IMPAIRMENT

Northern Gateway Pipeline Project

On November 29, 2016, the Canadian Federal Government directed the NEB to dismiss the Company’s Northern Gateway application and the Certificates of Public Convenience and Necessity have been rescinded. In consultation with potential shippers and Aboriginal equity partners, the Company assessed this decision and concluded that the project cannot proceed as envisioned. After taking into consideration the amount recoverable from potential shippers on Northern Gateway, the Company recognized an impairment of $373 million ($272 million after-tax), which is included in Impairment of property, plant and equipment in the Consolidated Statements of Earnings. This impairment loss is based on the full carrying value of the assets, which have an estimated fair value of nil, and is included within the Liquids Pipelines segment.

Sandpiper Project

On September 1, 2016, Enbridge announced that EEP applied for the withdrawal of regulatory applications pending with the Minnesota Public Utilities Commission for the Sandpiper Project (Sandpiper). In connection with this announcement and other factors, the Company evaluated Sandpiper for impairment. As a result, the Company recognized an impairment loss of $992 million ($81 million after-tax attributable to Enbridge) for the year ended December 31, 2016, which is included in Impairment of property, plant and equipment in the Consolidated Statements of Earnings. Sandpiper is included within the Liquids Pipelines segment. The estimated remaining fair value of $71 million of Sandpiper is based on the estimated price that would be received to sell unused pipe, land and other related equipment in its current condition, considering the current market conditions for sale of these assets. The valuation considered a range of potential selling prices from various alternatives that could be used to dispose of these assets. The estimated fair value, with the exception of $3 million in land, has been reclassified into Deferred amounts and other assets in the Consolidated Statements of Financial Position as at December 31, 2016.

Other

For the year ended December 31, 2016, the Company recorded impairment charges of $11 million related to EEP’s non-core trucking assets and related facilities, included within the Gas Pipelines and Processing segment.

For the year ended December 31, 2015, the Company recorded impairment charges of $96 million, of which $80 million related to EEP’s Berthold rail facility, included within the Liquids Pipelines segment, due to contracts that have not been renewed beyond 2016. The remaining $16 million in impairment charges relate to EEP’s non-core Louisiana propylene pipeline asset, included within the Gas Pipelines and Processing segment, following finalization of a contract restructuring with the primary customer.

Impairment charges were based on the amount by which the carrying values of the assets exceeded fair value, determined using expected discounted future cash flows, and were presented within Impairment of property, plant and equipment on the Consolidated Statements of Earnings.

DISCONTINUED OPERATIONS

In March 2014, the Company completed the sale of certain of its Offshore assets located within the Stingray corridor to an unrelated third party for cash proceeds of $11 million (US$10 million), subject to working capital adjustments. The gain of $70 million (US$63 million), which resulted from the cash proceeds and the disposition of net liabilities held for sale of $59 million (US$53 million), is presented as Earnings from discontinued operations. The results of operations, including revenues of $4 million and related cash flows, have also been presented as discontinued operations for the year ended December 31, 2014. These Offshore assets were included within the Gas Pipelines and Processing segment.